As filed with the Securities and Exchange Commission on October 1, 2004

Registration No. 333-117561

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. ___

[ x ] Post-Effective Amendment No. 1

(Check appropriate Box or Boxes)

Goldman Sachs Trust

(Exact Name of Registrant as Specified in Charter)

312-655-4400
(Area Code and Telephone Number)

4900 Sears Tower
Chicago, Illinois 60606-6303
(Address of Principal Executive Offices)

Howard B. Surloff, Esq.
Goldman, Sachs & Co.
One New York Plaza, 37th Floor
New York, New York 10004
(Name and address of Agent for Service)

Copies to:

Kenneth L. Greenberg, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest, $.001 value

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

     The Form N-14 cross-reference sheet, President’s letter to Shareholders of the Golden Oak® Family of Funds, Questions & Answers for Shareholders of the Golden Oak Portfolios, Notice of Special Meeting of Shareholders of the Golden Oak Portfolios and the combined Proxy Statement/Prospectus, including Appendix A thereto, and the Statement of Additional Information, including the Pro Forma financial statements attached thereto, dated August 21, 2004 relating to the acquisition by Goldman Sachs Trust (“Registrant’) of the Golden Oak® Family of Funds are incorporated herein by reference to the Registrant’s:

1) Registration Statement on Form N-14 as filed with the Securities and Exchange Commission (“SEC”) on July 22, 2004 (Accession No. 0000950123-04-008643), with respect to the Form N-14 cross-reference sheet, and

2) filing pursuant to Rule 497 as filed with the SEC on August 25, 2004 (Accession No. 0001206774-04-000859), with respect to the President’s letter to Shareholders of the Golden Oak® Family of Funds, Questions & Answers for Shareholders of the Golden Oak Portfolios, Notice of Special Meeting of Shareholders of the Golden Oak Portfolios and the combined Proxy Statement/Prospectus, including Appendix A thereto, and the Statement of Additional Information, including the Pro Forma financial statements attached thereto, dated August 21, 2004.

GOLDMAN SACHS TRUST
FORM N-14
PART C — OTHER INFORMATION

Item 15. Indemnification

          Article IV of the Agreement and Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (1)(a).

          The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgement or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreement. The Management Agreements are incorporated herein by reference to Exhibits 6(a) through (6)(g).

          Section 9 of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. dated April 30, 1997, as amended October 30, 2003 and Section 7 of the Transfer Agency Agreements between the Registrant and Goldman, Sachs & Co. dated July 15, 1991, May 1, 1988, April 30, 1997 and April 6, 1990 each provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. The Distribution Agreement is incorporated herein by reference as Exhibit (7). The Transfer Agency Agreements are incorporated herein by reference as Exhibits (13)(c), (13)(d), (13)(e), and (13)(f), respectively.

          Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Trust for Credit Unions, Goldman Sachs Variable Insurance Trust and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 16. Exhibits

          The following exhibits relating to Goldman Sachs Trust are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust’s Registration Statement on Form N-1A (Accession No. 000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No.

0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-0001846); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); to Post-Effective Amendment No. 41 to such Registration Statement (Accession No 0000950130-98-000676); to Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950130-98-000965); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950130-98-002160); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950130-98-003563); to Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950130-98-004845); to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950109-98-005275); to Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950130-98-006081); to Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950130-99-000178); to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950130-99-000742); to Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950130-99-001069); to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950130-99-002212); to Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0000950109-99-002544); to Post-Effective Amendment No. 56 to such Registration Statement (Accession No. 0000950130-99-005294); to Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950109-99-003474); to Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950109-99-004208); to Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0000950130-99-006810); to Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0000950109-99-004538) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 61 to such Registration Statement (Accession No. 0000950130-00-000099) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 62 to such Registration Statement (Accession No. 0000950109-00-000585); to Post-Effective Amendment No. 63 to such Registration Statement (Accession No. 0000950109-00-001365); to Post-Effective Amendment No. 64 to such Registration Statement (Accession No. 0000950130-00-002072); to Post-Effective Amendment No. 65 to such Registration Statement (Accession No. 0000950130-00-002509); to Post-Effective Amendment No. 66 to such Registration Statement (Accession No. 0000950130-00-003033); to Post-Effective Amendment No. 67 to such Registration Statement (Accession No. 0000950130-00-003405); to Post-Effective Amendment No. 68 to such Registration Statement (Accession No. 0000950109-00-500123); to Post-Effective Amendment No. 69 to such Registration Statement (Accession No. 0000950109-00-500156); to Post-Effective Amendment No. 70 to such Registration Statement (Accession No. 0000950109-01-000419); to Post-Effective Amendment No. 71 to such Registration Statement (Accession No. 0000950109-01-500094); to Post-Effective Amendment No. 72 to such Registration Statement (Accession No. 0000950109-01-500540); to Post-Effective Amendment No. 73 to such Registration Statement (Accession No. 0000950123-01-509514); to Post-Effective Amendment No. 74 to such Registration Statement (Accession No. 0000950123-02-002026); to Post-Effective Amendment No. 75 to such Registration Statement (Accession No. 0000950123-02-003780); to Post-Effective Amendment No. 76 to such Registration Statement (Accession No. 0000950123-02-006143); to Post-Effective Amendment No. 77 to such Registration Statement (Accession No. 0000950123-02-006151); to Post-Effective Amendment No. 78 to such Registration Statement (Accession No. 0000950123-02-007177); to Post-Effective Amendment No. 79 to such Registration Statement

(Accession No. 0000950123-02-011711); to Post-Effective Amendment No. 80 to such Registration Statement (Accession No. 0000950123-02-011988); to Post-Effective Amendment No. 81 to such Registration Statement (Accession No. 0000950123-03-001754); to Post-Effective Amendment No. 82 to such Registration Statement (Accession No. 0000950123-03-004262); to Post-Effective Amendment No. 83 to such Registration Statement (Accession No. 0000950123-03-007054); to Post-Effective Amendment No. 84 to such Registration Statement (Accession No. 0000950123-03-009618); to Post-Effective Amendment No. 85 to such Registration Statement (Accession No. 0000950123-03-013727); to Post-Effective Amendment No. 86 to such Registration Statement (Accession No. 0000950123-04-002212); to Post-Effective Amendment No. 87 to such Registration Statement (Accession No. 0000950123-04-003073); to Post-Effective Amendment No. 88 to such Registration Statement (Accession No. 0000950123-04-004668), to the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”) (Accession No. 0000950123-04-008643) and to the Registrant’s Rule 497 filing relating to the Acquisition (Accession No. 0001206774-04-000859).

(1)	(a)	Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

	(b)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997. (Accession No. 0000950130-97-004495).

	(c)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-97-004495).

	(d)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

	(e)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

	(f)	Amendment No. 5 dated April 23, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

	(g)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

	(h)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-006081).

(i)	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-000742).

(j)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-99-002544).

(k)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(l)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(m)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-004208).

(n)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-00-000585).

(o)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-00-002509).

(p)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950109-00-500123).

(q)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950109-01-500540).

(r)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-01-509514).

(s)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(t)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

	(u)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

	(v)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-03-001754).

	(w)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

	(x)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

	(y)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-008643).

(2)	(a)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

	(b)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated July 27, 1999. (Accession No. 0000950130-99-005294).

	(c)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-02-011711).

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization dated August 20, 2004, is incorporated herein by reference to Appendix A to the Combined Proxy Statement/Prospectus. (Accession No. 0001206774-04-000859).

(5)	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1)(a) and Article III of the Registrant’s Amended and Restated By-Laws incorporated herein by reference as Exhibit (2)(c).

(6)	(a)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

(b)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

(c)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(d)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(e)	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs - Institutional Liquid Assets, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(f)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman, Sachs Asset Management International. (Accession No. 0000950109-98-005275).

(g)	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(h)	Amended Annex A to Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Conservative Strategy Portfolio) (Accession No. 0000950130-99-000742).

(i)	Amended Annex A dated April 28, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-99-002544).

(j)	Amended Annex A dated July 27, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-005294).

(k)	Amended Annex A dated October 26, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-004208).

(l)	Amended Annex A dated February 3, 2000 to Management Agreement dated April 30, 1997 (Accession No. 0000950109-00-001365).

(m)	Amended Annex A dated April 26, 2000 to Management Agreement dated April 30, 1997 (Accession No. 0000950130-00-002509).

(n)	Amended Annex A dated January 30, 2001 to Management Agreement dated April 30, 1997 (Accession No. 0000950109-01-500094).

(o)	Amended Annex A dated April 25, 2001 to Management Agreement, dated April 30, 1997 (Accession No. 0000950123-01-509514).

(p)	Amended Annex A dated August 1, 2002 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-02-011711).

(q)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Short-Duration Tax-Free Fund). (Accession No. 0000950123-03-007054).

(r)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Money Market Funds). (Accession No. 0000950123-03-007054).

(s)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds). (Accession No. 0000950123-03-007054).

(t)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Core Fixed Income Fund). (Accession No. 0000950123-03-007054).

(u)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Asset Allocation Funds). (Accession No. 0000950123-03-007054).

	(v)	Amended Annex A dated July 31, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-009618).

	(w)	Amended Annex A dated October 30, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-013727).

(7)	Distribution Agreement dated April 30, 1997, as amended October 30, 2003 (Accession No. 0000950123-03-013727).

(8)	Not Applicable.

(9)	(a)	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856).

	(b)	Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, filed as Exhibit 8(a). (Accession No. 0000950130-98-000965).

	(c)	Letter Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(b). (Accession No. 0000950130-98-000965).

	(d)	Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit (9)(b). (Accession No. 0000950130-98-000965).

	(e)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495).

	(f)	Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(d). (Accession No. 0000950130-98-000965).

	(g)	Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(f). (Accession No. 0000950130-98-000965).

(h)	Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g). (Accession No. 0000950130-98-000965).

(i)	Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h). (Accession No. 0000950130-98-000965).

(j)	Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i). (Accession No. 0000950130-98-000965).

(k)	Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(l)	Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges. (Accession No. 0000950130-98-000965).

(m)	Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(n)	Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Security Pacific National Bank as its subcustodian and certain other matters. (Accession No. 0000950130-98-000965).

(o)	Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on

behalf of Goldman Sachs - Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(p)	Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(q)	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund. (Accession No. 0000950130-98-006081).

(r)	Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets. (Accession No. 0000950130-98-006081).

(s)	Fee schedule dated January 8, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Conservative Strategy Portfolio). (Accession No. 0000950130-99-000742).

(t)	Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544).

(u)	Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Internet Tollkeeper Fund). (Accession No. 0000950130-99-005294).

(v)	Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund). (Accession No. 0000950130-99-006810).

(w)	Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (CORE Tax-Managed Equity Fund). (Accession No. 0000950109-00-000585).

(x)	Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund). (Accession No. 0000950109-00-000585).

(y)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Research Select Fund). (Accession No. 0000950130-00-002509).

(z)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund). (Accession No. 0000950130-00-002509).

(aa)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950109-00-000585).

(bb)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated December 27, 1978. (Accession No. 0000950109-00-000585).

(cc)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990. (Accession No. 0000950109-00-000585).

(dd)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991. (Accession No. 0000950109-00-000585).

(ee)	Letter Agreement dated January 29, 2001 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Global Consumer Growth Fund, Global Financial Services Fund, Global Health Sciences Fund, Global Infrastructure and Resources Fund and Global Technology Fund). (Accession No. 0000950109-01-500540).

(ff)	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(gg)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(hh)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

	(ii)	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

	(jj)	Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

	(kk)	Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

	(ll)	Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-02-011711).

(10)	(a)	Class A Distribution and Service Plan amended and restated as of February 4, 2004 (Accession No. 0000950123-04-002212).

	(b)	Class B Distribution and Service Plan amended and restated as of February 4, 2004 (Accession No. 0000950123-04-002212).

	(c)	Class C Distribution and Service Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

	(d)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

	(e)	Revised plan dated October 30, 2003 entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950123-03-013727).

(11)	Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable. (Accession No. 0000950123-04-008643).

(12)	Opinion of counsel with respect to certain tax consequences is filed herewith.

(13)	(a)	Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company. (Accession No. 0000950130-98-000965).

	(b)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company. (Accession No. 0000950130-98-000965).

(c)	Transfer Agency Agreement dated July 15, 1991 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856).

(d)	Transfer Agency Agreement dated May 1, 1988 between Goldman Sachs Institutional Liquid Assets and Goldman, Sachs & Co. (Accession No. 0000950130-98-006081).

(e)	Transfer Agency Agreement dated April 30, 1997 between Registrant and Goldman, Sachs & Co. on behalf of the Financial Square Funds. (Accession No. 0000950130-98-006081).

(f)	Transfer Agency Agreement dated April 6, 1990 between GS-Capital Growth Fund, Inc. and Goldman Sachs & Co. (Accession No. 0000950130-98-006081).

(g)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds. (Accession No. 0000950130-98-006081).

(h)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs — Institutional Liquid Assets Portfolios. (Accession No. 0000950130-98-006081).

(i)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds. (Accession No. 0000950130-98-006081).

(j)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of all Funds other than ILA and FST money market funds. (Accession No. 0000950109-01-500540).

(k)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the ILA portfolios. (Accession No. 0000950109-01-500540).

(l)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Select Class, the Preferred Class, the Administration Class, the Service Class and the Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Institutional Liquid Assets Portfolios, Goldman Sachs Fixed

Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios. (Accession No. 0000950109-01-500540).

(m)	Form of fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the Cash Portfolio (Accession No. 0000950123-01-509514).

(n)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Institutional Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(o)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(p)	Goldman Sachs Institutional Liquid Assets Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(q)	Goldman Sachs Cash Management Shares Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(r)	Goldman Sachs FST Select Class Select Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(s)	Goldman Sachs FST Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(t)	Goldman Sachs FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(u)	Goldman Sachs Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(v)	Goldman Sachs Institutional Liquid Assets Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4,2004. (Accession No. 0000950123-04-002212).

(w)	Goldman Sachs Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

	(x)	Goldman Sachs Cash Portfolio Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

	(y)	Goldman Sachs Cash Portfolio Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

	(z)	Goldman Sachs FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

	(aa)	Goldman Sachs Account Service Plan for Institutional Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

	(bb)	Goldman Sachs Account Service Plan for Class A Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

	(cc)	Goldman Sachs FST Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(14)	(a)(1) and (a)(2) Consent of Ernst & Young LLP. (Accession No. 0000950123-04-008643).

	(b)	Consent of PricewaterhouseCoopers LLP. (Accession No. 0000950123-04-008643).

(15)	Not Applicable.

(16)	(a)	Certificate of Secretary. (Accession No. 0000950123-04-008643).

	(b)	Powers of Attorney. (Accession No. 0000950123-04-008643).

(17)	(a)	Form of Voting Instruction Form. (Accession No. 0001206774-04-000859).

	(b)	Prospectus dated December 23, 2003 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Research Select Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs

Growth Opportunities Fund, and Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-04-008643).

(c)	Prospectus dated December 23, 2003 with respect to Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Research Select Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, and Goldman Sachs Small Cal Value Fund. (Accession No. 0000950123-04-008643).

(d)	Prospectus dated December 23, 2003 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs CORESM International Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Emerging Markets Equity Fund, and Goldman Sachs Asia Growth Fund. (Accession No. 0000950123-04-008643).

(e)	Prospectus dated December 23, 2003 with respect to Institutional Shares of the Goldman Sachs CORESM International Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund. (Accession No. 0000950123-04-008643).

(f)	Prospectus dated February 27, 2004 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-04-008643).

(g)	Prospectus dated February 27, 2004 with respect to Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman

Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-04-008643).

(h)	Supplement dated March 18, 2004 to the Institutional Shares Prospectuses dated February 27, 2004 with respect to the Goldman Sachs Fixed Income Funds, including the Goldman Sachs Core Fixed Income Fund, and December 23, 2003 with respect to the Goldman Sachs Equity Funds, including the Goldman Sachs Strategic Growth Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small Cap Value Fund and Goldman Sachs CORESM International Equity Fund. (Accession No. 0000950123-04-008643).

(i)	Supplement dated March 24, 2004 to the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares Prospectuses dated December 23, 2003 with respect to the Goldman Sachs CORESM International Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Emerging Markets Equity Fund, and Goldman Sachs Asia Growth Fund. (Accession No. 0000950123-04-008643).

(j)	Supplement dated April 26, 2004 to the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares Prospectuses dated December 23, 2003 with respect to the Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-04-008643).

(k)	Supplement dated April 29, 2004 to the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares Prospectuses dated December 23, 2003 with respect to the Goldman Sachs Equity Funds, including the Goldman Sachs Strategic Growth Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small Cap Value Fund and Goldman Sachs CORESM International Equity Fund. (Accession No. 0000950123-04-008643).

(l)	Supplement dated April 29, 2004 to the Class A Shares, Class B Shares, Class C Shares, Service Shares, Administration Shares, Institutional Shares and Separate Account Institutional Shares Prospectuses dated February 27, 2004 with respect to the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund,

Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-04-008643).

(m)	Prospectus dated April 29, 2004 with respect to the FST Shares of the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund. (Accession No. 0000950123-04-008643).

(n)	Prospectus dated April 29, 2004 with respect to the FST Administration Shares of the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund. (Accession No. 0000950123-04-008643).

(o)	Statement of Additional Information dated December 23, 2003, as amended June 4, 2004, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORESM Large Cap Value Fund, Goldman Sachs CORESM U.S. Equity Fund, Goldman Sachs CORESM Large Cap Growth Fund, Goldman Sachs CORESM Small Cap Equity Fund, Goldman Sachs CORESM International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Growth Fund, Goldman Sachs Research Select FundSM and Goldman Sachs Concentrated Growth Fund. (Accession No. 0000950123-04-008643).

(p)	Statement of Additional Information dated February 27, 2004, as amended June 4, 2004, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Administration Shares, and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-04-008643).

(q)	Statement of Additional Information dated April 29, 2004, as amended June 16, 2004, with respect to (i) ILA Shares, ILA Administration Shares, ILA Service Shares and ILA Cash Management Shares of: Prime Obligations Portfolio, Money Market Portfolio, Treasury Obligations Portfolio, Treasury Instruments Portfolio, Government Portfolio, Federal Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio; (ii) ILA Class B and Class C Shares of ILA Prime Obligations Portfolio; and (iii) FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares and FST Capital Shares of: Goldman Sachs – Financial Square Prime Obligations Fund, Goldman Sachs – Financial Square Money Market Fund, Goldman Sachs – Financial Square Treasury Obligations Fund, Goldman Sachs – Financial Square Treasury Instruments Fund, Goldman Sachs — Financial Square Government Fund, Goldman Sachs – Financial Square Federal Fund, and Goldman Sachs — Financial Square Tax-Free Money Market Fund. (Accession No. 0000950123-04-008643).

(r)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2003 with respect to the Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, and Goldman Sachs Growth Opportunities Fund. (Accession No. 0000950123-04-008643).

(s)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2003 with respect to the Goldman Sachs Large Cap Value Fund, Goldman Sachs Growth and Income Fund,

Goldman Sachs Mid Cap Value Fund, and Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-04-008643).

(t)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2003 with respect to the Goldman Sachs CORESM U.S. Equity Fund, Goldman Sachs CORESM Large Cap Growth Fund, Goldman Sachs CORESM Small Cap Equity Fund, Goldman Sachs CORESM Large Cap Value Fund, and Goldman Sachs CORESM International Equity Fund. (Accession No. 0000950123-04-008643).

(u)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2003 with respect to the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Global Income Fund. (Accession No. 0000950123-04-008643).

(v)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2003 with respect to the Goldman Sachs — Financial Square Prime Obligations Fund, Goldman Sachs — Financial Square Money Market Fund, Goldman Sachs – Financial Square Treasury Obligations Fund, Goldman Sachs – Financial Square Treasury Instruments Fund, Goldman Sachs – Financial Square Government Fund, Goldman Sachs –Financial Square Federal Fund, and Goldman Sachs – Financial Square Tax-Free Money Market Fund. (Accession No. 0000950123-04-008643).

(w)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended February 29, 2004 with respect to the Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, and Goldman Sachs Growth Opportunities Fund. (Accession No. 0000950123-04-008643).

(x)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended February 29, 2004 with respect to the Goldman Sachs Large Cap Value Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund, and Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-04-008643).

(y)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended February 29, 2004 with respect to the Goldman Sachs CORESM U.S. Equity Fund, Goldman Sachs CORESM Large Cap Growth Fund, Goldman Sachs CORESM Small Cap Equity Fund, Goldman Sachs CORESM Large Cap Value Fund, and

Goldman Sachs CORESM International Equity Fund. (Accession No. 0000950123-04-008643).

(z)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2004 with respect to the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Global Income Fund. (Accession No. 0000950123-04-008643).

(aa)	Prospectus dated March 31, 2004 with respect to Institutional Shares and Class A Shares of the Golden Oak® Growth Portfolio, Goldman Oak® Value Portfolio, Golden Oak® Small Cap Value Portfolio, Golden Oak® International Equity Portfolio, Golden Oak® Intermediate-Term Income Portfolio, Golden Oak® Michigan Tax Free Bond Portfolio, and Golden Oak® Prime Obligation Money Market Portfolio. (Accession No. 0000950123-04-008643).

(bb)	Statement of Additional Information dated March 31, 2004 with respect to Institutional Shares and Class A Shares of the Golden Oak® Growth Portfolio, Goldman Oak® Value Portfolio, Golden Oak® Small Cap Value Portfolio, Golden Oak® International Equity Portfolio, Golden Oak® Intermediate-Term Income Portfolio, Golden Oak® Michigan Tax Free Bond Portfolio, and Golden Oak® Prime Obligation Money Market Portfolio. (Accession No. 0000950123-04-008643).

(cc)	Golden Oak Family of Funds Annual Report to Shareholders for the fiscal year ended January 31, 2004 with respect to the Golden Oak® Growth Portfolio, Golden Oak® Value Portfolio, Golden Oak® Small Cap Value Portfolio, Golden Oak® International Equity Portfolio, Golden Oak® Intermediate-Term Income Portfolio, Golden Oak® Michigan Tax Free Bond Portfolio, and Golden Oak® Prime Obligation Money Market Portfolio. (Accession No. 0000950123-04-008643).

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and State of New York, on the 29th of September, 2004. The registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 under Rule 485(b) of the Securities Act of 1933.

GOLDMAN SACHS TRUST Registrant

By: /s/ Howard B. Surloff Howard B. Surloff Secretary

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:

Signature	Title	Date

*Kaysie P. Uniacke	President and Trustee	September 29, 2004
Kaysie P. Uniacke

*Ashok N. Bakhru	Chairman and	September 29, 2004
Ashok N. Bakhru	Trustee

*John M. Perlowski	Principal Accounting	September 29, 2004
John M. Perlowski	Officer and Principal Financial Officer

*John P. Coblentz, Jr.	Trustee	September 29, 2004
John P. Coblentz, Jr.

*Mary P. McPherson	Trustee	September 29, 2004
Mary P. McPherson

*Alan A. Shuch	Trustee	September 29, 2004
Alan A. Shuch

*Wilma J. Smelcer	Trustee	September 29, 2004
Wilma J. Smelcer

*Richard P. Strubel	Trustee	September 29, 2004
Richard P. Strubel

*Patrick T. Harker	Trustee	September 29, 2004
Patrick T. Harker

*By:	/s/ Howard B. Surloff Howard B. Surloff Attorney-in-Fact

*Pursuant to a power of attorney incorporated herein by reference.